Warehouse Lines of Credit - Summary of Line of Credit (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Outstanding amount	$ 0	$ 320,300,000
UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Outstanding amount		320,300,000	$ 376,000,000
Warehouse Line of Credit
Line of Credit Facility [Line Items]
Outstanding amount	10,487,950,000	6,941,397,000
Current aggregate committed amount	1,700,000,000
Warehouse Line of Credit | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Outstanding amount		6,941,397,000	5,189,587,000
Warehouse Line of Credit | Line of Credit Due June 23, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity	400,000,000
Outstanding amount	0	287,073,000
Warehouse Line of Credit | Line of Credit Due June 23, 2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		400,000,000
Outstanding amount		287,073,000	436,437,000
Warehouse Line of Credit | Line of Credit Due July 1, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity	2,000,000,000
Outstanding amount	0	499,841,000
Warehouse Line of Credit | Line of Credit Due July 1, 2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		2,000,000,000
Outstanding amount		499,841,000	800,764,000
Warehouse Line of Credit | Line of Credit Due September 7, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity	150,000,000
Outstanding amount	0	112,429,000
Warehouse Line of Credit | Line of Credit Due September 7, 2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		750,000,000
Outstanding amount		209,138,000	0
Warehouse Line of Credit | Line of Credit Due September 19, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity	300,000,000
Outstanding amount	272,308,000	249,006,000
Warehouse Line of Credit | Line of Credit Due September 19, 2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		150,000,000
Outstanding amount		112,429,000	106,256,000
Warehouse Line of Credit | Line of Credit Due September 23, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity	250,000,000
Outstanding amount	95,943,000	86,928,000
Warehouse Line of Credit | Line of Credit Due September 23, 2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		400,000,000
Outstanding amount		248,947,000	240,620,000
Warehouse Line of Credit | Line of Credit Due October 29, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,000,000,000
Outstanding amount	862,650,000	769,510,000
Warehouse Line of Credit | Line of Credit Due October 29, 2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		925,000,000
Outstanding amount		1,179,000	0
Warehouse Line of Credit | Line of Credit Due November 16, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity	3,500,000
Outstanding amount	2,516,316,000	1,344,851,000
Warehouse Line of Credit | Line of Credit Due November 16, 2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		250,000,000
Outstanding amount		249,006,000	355,540,000
Warehouse Line of Credit | Line of Credit Due December 23, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity	500,000,000
Outstanding amount	379,161,000	666,891,000
Warehouse Line of Credit | Line of Credit Due December 28, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity	150,000,000
Outstanding amount	129,404,000	140,237,000
Warehouse Line of Credit | Line of Credit Due December 28, 2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		500,000,000
Outstanding amount		365,577,000	0
Warehouse Line of Credit | Line of Credit Due January 10, 2022
Line of Credit Facility [Line Items]
Maximum borrowing capacity	200,000,000,000
Outstanding amount	186,653,000	198,705,000
Warehouse Line of Credit | Line of Credit Due January 10, 2022 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		1,000,000,000
Outstanding amount		769,510,000	513,645,000
Warehouse Line of Credit | Line of Credit Due February 23, 2022
Line of Credit Facility [Line Items]
Maximum borrowing capacity	400,000,000,000
Outstanding amount	309,810,000	248,947,000
Warehouse Line of Credit | Line of Credit Due March 4, 2022
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,000,000
Outstanding amount	905,118,000	0
Warehouse Line of Credit | Line Of Credit Due May 03, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity	2,000,000
Outstanding amount	987,968,000	1,179,000
Warehouse Line of Credit | Line of Credit Due July 6, 2022
Line of Credit Facility [Line Items]
Maximum borrowing capacity	4,000,000
Outstanding amount	2,394,222,000	1,685,138,000
Warehouse Line of Credit | Line of Credit Due April 23, 2023
Line of Credit Facility [Line Items]
Maximum borrowing capacity	700,000,000,000
Outstanding amount	573,280,000	365,577,000
Warehouse Line of Credit | Line of Credit Due May 26, 2023
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,500,000,000
Outstanding amount	671,432,000	209,138,000
Warehouse Line of Credit | Line Of Credit Due February 10,2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		1,500,000,000
Outstanding amount		1,344,851,000	510,954,000
Warehouse Line of Credit | Line Of Credit Due March 05,2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		800,000,000
Outstanding amount		666,891,000	314,728,000
Warehouse Line of Credit | Line Of Credit Due March 24,2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		200,000,000
Outstanding amount		86,928,000	150,229,000
Warehouse Line of Credit | Line Of Credit Due May 25,2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		150,000,000
Outstanding amount		140,237,000	133,196,000
Warehouse Line of Credit | Line Of Credit Due July 07,2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		200,000,000
Outstanding amount		198,705,000	156,632,000
Warehouse Line of Credit | Line Of Credit Due October 29,2021 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		3,000,000,000
Outstanding amount		1,685,138,000	1,384,903,000
Warehouse Line of Credit | Line of Credit, ASAP program
Line of Credit Facility [Line Items]
Maximum borrowing capacity	250,000,000
Outstanding amount	203,125,000	75,947,000
Warehouse Line of Credit | Line of Credit, ASAP program | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		250,000,000
Outstanding amount		75,947,000	85,683,000
Warehouse Line of Credit | Line of Credit, Gestation line
Line of Credit Facility [Line Items]
Maximum borrowing capacity	150,000,000.0
Outstanding amount	0
Warehouse Line of Credit | Line of Credit, Gestation line | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		150,000,000
Outstanding amount		0	$ 0
Warehouse Line of Credit | Line of Credit, EF
Line of Credit Facility [Line Items]
Maximum borrowing capacity	150,000,000
Outstanding amount	$ 560,000	$ 0